Parent Entity Information (Details) - Schedule of parent entity information - Parent [member] - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Parent Entity Information (Details) - Schedule of parent entity information [Line Items]
Loss after income tax	$ (19,962,718)	$ (14,060,992)
Total comprehensive loss	(19,962,718)	(14,060,992)
Statement of financial position
Total current assets	6,925,107	3,321,155
Total non-current assets	3,852,108	2,100,045
Total assets	10,777,215	5,421,200
Total current liabilities	2,044,842	1,126,848
Total non-current liabilities	62,861	2,316,267
Total liabilities	2,107,703	3,443,115
Net assets	8,669,512	1,978,084
Issued capital	61,822,859	39,213,793
Reserves	9,338,100	5,293,019
Accumulated losses	(62,491,447)	(42,528,728)
Total equity	$ 8,669,512	$ 1,978,084